OPERATING EXPENSES - Compensation to Employees and Directors (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Directors fees	$ 465	$ 329
Wages and salaries	15,247	9,504
Stock option expense	4,700	153
Social security costs	1,130	1,751
Pension costs	772	1,401
Other staff related costs	128	187
Total compensation to employees and directors	$ 22,442	$ 13,325